Note 15 - Stock Options and Stock-based Employee Compensation - Summary of Stock Option Activity (Details) shares in Thousands	12 Months Ended
Dec. 31, 2019 $ / shares shares
Shares Outstanding, Beginning Balance (in shares) | shares	1,472
Weighted Average Exercise Price, Outstanding, at Beginning Period (in dollars per share) | $ / shares	$ 20.19
Shares Granted (in shares) | shares	382
Weighted Average Exercise Price, Granted (in dollars per share) | $ / shares	$ 9.99
Shares Forfeited or Expired (in shares) | shares	(82)
Weighted Average Exercise Price, Forfeited or Expired (in dollars per share) | $ / shares	$ 40.74
Shares Outstanding, Ending Balance (in shares) | shares	1,772
Weighted Average Exercise Price, Outstanding, at Ending Period (in dollars per share) | $ / shares	$ 17.61
Weighted Average Remaining Contractual Life, Outstanding (Year)	9 years
Shares Vested and Exercisable (in shares) | shares	521
Weighted Average Exercise Price, Vested and Exercisable (in dollars per share) | $ / shares	$ 29.34
Weighted Average Remaining Contractual Life, Vested and Exercisable (Year)	8 years 328 days
Vested and expected to vest (in shares) | shares	1,692
Weighted Average Exercise Price, Vested and Expected to Vest (in dollars per share) | $ / shares	$ 17.55
Weighted Average Remaining Contractual Life, Vested and Expected to Vest (Year)	9 years